Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Option Activity and Changes in Stock Options

A summary of the share option activity during the years ended December 31, 2012, 2013 and 2014 are as follows:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregate intrinsic Value as of December 31, 2014
Outstanding at January 1, 2012	38,801,636	$0.258	—	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(3,000,000)	$0.254	—	—

Outstanding at December 31, 2012	35,801,636	$0.279	8.5	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(3,840,000)	$0.254	—	—

Outstanding as of December 31, 2013	31,961,636	$0.258	7.5	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(1,620,000)	—	—	—

Outstanding as of December 31, 2014	30,341,636	$0.259	6.5	—
Exercisable as of December 31, 2014	30,341,636	$0.259	6.5	—
Vested and expected to vest as of December 31, 2014	30,341,636	$0.259	6.5	—